Bank Borrowings (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Bank Borrowings [Line Items]
Bank borrowings	$ 5,582,665	$ 13,405,816
Interest expenses	$ 850,614	$ 684,358	$ 403,862
Bank Borrowings [Member]
Bank Borrowings [Line Items]
Average bank borrowings rates	7.07%	5.69%	2.73%
Bank of China (Hong Kong) Limited [Member]
Bank Borrowings [Line Items]
Repayment of short term debt	$ 2,425,190	$ 4,004,549